Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2022		2021
	A$	%	A$	%
Loss before income taxes	(29,905,389)		(10,506,935)
Computed by applying income tax rate of home jurisdiction	(7,476,347)	25	(3,152,081)	30
Effect of tax rates in foreign jurisdictions	200,505	(1)	76,914	(1)
Research and development tax incentive	1,257,265	(4)	1,518,698	(15)
Disallowed expenses/(income):
Stock-based compensation	132,763	(0)	27,730	0
Amortization – expense & impairment	2,344,621	(8)	(490,891)	5
Other	150,633	(1)	49,441	0
Change in valuation allowance	339,723	(1)	1,970,189	(19)
Income tax expense/(benefit)	(3,050,837)	10	0	0

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31,
	2022	2021
	A$	A$
Foreign	(3,653,169)	52,186
Domestic	(26,252,220)	(10,559,121)
	(29,905,389)	(10,506,935)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Years Ended December 31,
	2022	2021
	A$	A$
Deferred tax assets:
Operating loss carry forwards	6,055,726	5,676,365
Depreciation and amortization	1,115,812	1,366,666
Asset retirement obligations	730,157	816,378
Employee entitlements	206,747	204,712
Accruals	2,056,550	1,692,194
Decline in value of patents	875,496	1,070,959
Unrealized exchange loss	34,875	56,706
Other	-	(3,750)
Total deferred tax assets	11,075,363	10,880,230
Valuation allowance for deferred tax assets	(11,028,724)	(10,689,001)
Net deferred tax asset	46,639	191,229

Deferred tax liabilities:
Intangible assets	-	3,242,066
Other	46,639	-
Total deferred tax liabilities	46,639	3,242,066
Net deferred tax liabilities	-	3,050,837